Notes to the Consolidated Statements of Financial Position (Details) € / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 28, 2025 EUR (€) € / shares shares	Feb. 28, 2025 € / shares $ / shares shares	Jun. 30, 2023 USD ($)	Jul. 08, 2020 EUR (€)	Feb. 28, 2025 € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2017 EUR (€)	Feb. 28, 2025 $ / shares shares	Apr. 30, 2023 € / shares shares	Apr. 30, 2023 $ / shares shares
Notes to the Consolidated Statements of Financial Position [Line Items]
Research and development expenses								€ 785		€ 858
General and administrative expense						15,963		41,400		95,205
Cash outflow for leases						400,000		400,000		400,000
Inventory amounted						0		6,900,000
Inventory write-downs						300,000		300,000		500,000
Reversal of inventory write-down						7,100,000		2,700,000		€ 0
Prepayments on research and development						2,222,380		4,628,878
Research allowances						2,500,000		€ 5,100,000
Payment Received						5,200,000
Additional receivables recognized						€ 2,500,000
Corporate income tax						15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge						0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Trade taxes						13.171%	13.171%	13.202%	13.202%	13.065%	13.065%
Average total tax rate						29.03%	29.03%	29.03%	29.03%	28.99%	28.99%
Taxable remuneration						25.00%	25.00%
Average tax rate						25.74%		25.74%		25.74%	25.74%
Federal tax						21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State tax						4.74%	4.74%	4.74%	4.74%	4.74%	4.74%
Total tax loss carryforwards						€ 324,510,000		€ 288,950,000
Unused tax losses carried forward						257,700,000		238,400,000
Corporate income and trade tax						256,400,000		206,700,000
Tax losses														€ 34,800,000
Tax loss carryforwards						€ 21,810,000	$ 25,630	15,750,000	$ 16,360
Taxable income						80.00%	80.00%
Current income tax receivable						€ 1,084,053		1,281,649
Pre-funded warrants (in Shares) | shares					6,750,000
Fair value of the warrants						5,800,000
Current and non-current financial assets						33,500,000		37,600,000
Trade and other payables						€ 5,608,204		€ 11,549,150
Capital ordinary shares issued (in Shares) | shares						72,292,859		59,351,710
Common shares over time				€ 50,000,000
Net proceeds								€ 800,000		€ 26,200,000
Aggregate ordinary shares (in Shares) | shares	8,250,000	8,250,000			8,250,000										8,250,000
share sold (in Shares) | shares																1,411,764	1,411,764
Proceeds offering cost								38,700,000
Stock options (in Shares) | shares										105,327	105,327
Nominal value (in Euro per share) | € / shares												€ 0.12
Ordinary shares (in Shares) | shares												98,754	98,754
Ordinary shares sold at price (in Dollars per share) | $ / shares											$ 1.85
Sold at a price of per share (in Dollars per share) | $ / shares											$ 3.35
Aggregate public offering (in Dollars) | $			$ 250,000
Ordinary share purchase (in Dollars) | $													$ 75,000
Common shares issued (in Shares) | shares						4,691,149
Sales agreement amounts (in Dollars) | $							$ 8,000
Sales agreement (in Dollars) | $							$ 65,700
Purchase of Pre-Funded Warrants (in Shares) | shares	6,750,000
Warrant price per share (in Dollars per share) | $ / shares															$ 0.001
Gross proceeds offering	€ 30,000,000
Ordinary share purchase (in Shares) | shares	169,300,000	169,300,000			169,300,000										169,300,000
Preferred shares (in Shares) | shares	169,300,000	169,300,000			169,300,000										169,300,000
Preferred shares with a nominal value (in Euro per share) | € / shares						€ 0.12
Company issued capital						100.00%	100.00%
Reimburse expenses						€ 60,000
Common shares in excess of nominal value (in Euro per share) | € / shares						€ 0.12
Variables held constant, percentage						10.00%	10.00%
Credit risk						€ 46,700,000		61,000,000
Cash and cash equivalents						16,000,000		18,400,000
Financial assets						30,700,000		42,600,000
Level 1 [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Current and non-current financial assets								42,600,000
Cost of Sales [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Inventory write-downs						€ 100,000		€ 300,000		€ 0
Ordinary Shares [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Nominal value per share (in Euro per share) | € / shares	€ 0.12	€ 0.12			€ 0.12	€ 0.12										€ 0.12
Aggregate ordinary shares (in Shares) | shares																10,823,529	10,823,529
ordinary shares price (in Dollars per share) | $ / shares																	$ 4.25
Ordinary shares sold at price (in Dollars per share) | $ / shares		€ 2
Ordinary shares (in Shares) | shares								468,438		21,503	21,503
Top of Range [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Corporate tax rate						15.00%	15.00%
Current and non-current financial assets						€ 30,700,000
Trade and other payables						€ 5,600,000
Nominal fixed interest						5.20%	5.20%	6.25%	6.25%
Foreign exchange on translation						€ 4,000,000
Exchange rate fluctuations (in Euro per share) | € / shares						€ 1.2925
Bottom of Range [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Corporate tax rate						10.00%	10.00%
Current and non-current financial assets						€ 6,900,000
Trade and other payables						€ 5,900,000
Nominal fixed interest						0.25%	0.25%	0.30%	0.30%
Foreign exchange on translation						€ 3,300,000
Exchange rate fluctuations (in Euro per share) | € / shares						€ 1.0575
Market Program [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Ordinary shares issued (in Shares) | shares										3,235,723	3,235,723
Stock Option [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Ordinary shares issued (in Shares) | shares										5,803,931	5,803,931
Stock Options [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Ordinary shares issued (in Shares) | shares										120,257	120,257
Stock options (in Shares) | shares													14,930
Ordinary Shares [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Net proceeds										€ 14,400,000	$ 15,700
Research and Developments Expense [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Prepayments on research and development						€ 2,200,000		€ 4,600,000